Geographical Disclosure (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of geographical areas [abstract]
Disclosure of disaggregation of revenue from contracts with customers
The following table reconciles oil and gas sales by country:

($ millions) (1)	2022	2021
Canada
Crude oil and condensate sales	3,319.1	2,361.8
NGL sales	224.8	213.5
Natural gas sales	303.1	160.0
Total Canada	3,847.0	2,735.3
U.S.
Crude oil and condensate sales	553.3	381.9
NGL sales	55.2	61.0
Natural gas sales	37.6	28.3
Total U.S.	646.1	471.2
Total oil and gas sales	4,493.1	3,206.5
(1)Oil and gas sales are reported before realized derivatives.
The following table reconciles non-current assets by country:

($ millions)	2022	2021
Canada	6,977.9	7,551.0
U.S.	1,519.3	1,209.3
Total	8,497.2	8,760.3